FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Categories of Financial Assets

	As of December 31, 2023
	FVTPL	FVTOCI	Amortized cost
Financial assets
Cash and cash equivalents	—	—	307,223
Investments
Mutual funds	13,570	—	—
Commercial Papers	2,500	—	—
Contribution to funds	—	—	1,833
Trade receivables	—	—	499,283
Other assets	—	—	35,841
Other receivables	—	—	17,474
Other financial assets
Convertible notes	9,110	—	—
Foreign exchange forward contracts	2,330	8,078	—
Equity instruments	—	29,354	—
Interest rate SWAP	852	—	—
Equity forward contract	—	558	—

	As of December 31, 2023
	FVTPL	FVTOCI	Amortized cost
Financial liabilities
Trade payables	—	—	119,477
Borrowings	—	—	159,107
Other financial liabilities (1)
Other financial liabilities related to business combinations	95,216	—	72,287
Foreign exchange forward contracts	308	3	—
Equity forward contract	—	1,167	—
Others	—	—	28
Lease liabilities	—	—	118,736
Other liabilities	—	—	896
(1) The Company recognized a put option liability for 75,813 (see note 3.13.3) related to the minority interest of GUT. Changes in the measurement of the redemption amount are recognized in the statements of changes in equity.

	As of December 31, 2022
	FVTPL	FVTOCI	Amortized cost
Financial assets
Cash and cash equivalents	—	—	292,457
Investments
Mutual funds	47,009	—	—
Contribution to funds	—	—	1,513
Bills issued by the Treasury Department of the U.S. ("T-Bills")	—	1,399	—
Trade receivables	—	—	424,810
Other assets	—	—	25,854
Other receivables	—	—	12,122
Other financial assets
Convertible notes	6,684	—	—
Foreign exchange forward contracts	552	2,957	—
Equity instruments	—	27,892	—
Interest rate SWAP	3,416	—	—
Others	—	—	6

Financial liabilities
Trade payables	—	—	91,313
Borrowings	—	—	3,699
Other financial liabilities
Foreign exchange forward contracts	2,004	1,571	—
Other financial liabilities related to business combinations	54,667	—	65,857
Put option on minority interest of Walmeric	—		9,386
Equity forward contract	—	3,886	—
Lease liabilities	—	—	135,138
Other liabilities	—	—	808
As of December 31, 2023 and 2022, the foreign exchange forward contracts that were recognized as financial assets and liabilities at fair value through profit or loss were as follows:

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 31, 2024	Australian Dollar	1.54	1.46	789
January 31, 2024	Danish Krone	6.82	6.71	172
January 31, 2024	Pound Sterling	0.82	0.78	63
January 31, 2024	Pound Sterling	0.79	0.78	14
January 31, 2024	Uruguayan Peso	39.46	39.21	29
January 31, 2024	Indian Rupee	83.51	83.31	19
January 31, 2024	Indian Rupee	83.44	83.25	17
January 31, 2024	Euro	0.91	0.90	8
January 31, 2024	Colombian Peso	4,006.50	3,846.04	336
January 31, 2024	Colombian Peso	4,005.08	3,846.03	333
January 31, 2024	Colombian Peso	4,004.07	3,846.02	331
February 29, 2024	Colombian Peso	3,898.50	3,868.41	62
February 29, 2024	Colombian Peso	3,907.00	3,866.64	83
February 29, 2024	Colombian Peso	3,901.80	3,865.84	74
Fair value as of December 31, 2023				2,330

January 31, 2023	Argentinian Peso	191.95	192.57	17
January 31, 2023	Mexican Peso	19.87	19.59	71
January 31, 2023	Colombian Peso	4,847.49	4,834.53	21
January 31, 2023	Colombian Peso	4,858.43	4,834.53	38
January 31, 2023	Colombian Peso	4,856.25	4,834.53	35
February 28, 2023	Indian Rupee	83.05	82.98	7
February 28, 2023	Pound Sterling	1.21	1.21	33
February 28, 2023	Chilean Peso	856.55	861.90	76
April 28, 2023	Danish Krone	6.93	6.89	58
April 28, 2023	Australian Dollar	0.67	0.68	196
Fair value as of December 31, 2022				552

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 31, 2024	Chilean Peso	876.95	875.93	(10)
February 29, 2024	Chilean Peso	890.85	877.33	(120)
February 29, 2024	Uruguayan Peso	39.36	39.37	(1)
February 29, 2024	Australian Dollar	1.46	1.46	(89)
April 3, 2024	Danish Krone	6.67	6.72	(88)
Fair value as of December 31, 2023				(308)

January 31, 2023	Chilean Peso	920.50	858.02	(557)
January 31, 2023	Chilean Peso	919.60	858.02	(550)
January 31, 2023	Chilean Peso	920.20	858.02	(555)
January 31, 2023	Colombian Peso	4,774.65	4,831.78	(111)
January 31, 2023	Indian Rupee	81.92	82.85	(111)
February 28, 2023	Colombian Peso	4,810.50	4,860.91	(97)
February 28, 2023	Mexican Peso	19.63	19.69	(23)
Fair value as of December 31, 2022				(2,004)

Schedule of Categories of Financial Liabilities

	As of December 31, 2023
	FVTPL	FVTOCI	Amortized cost
Financial assets
Cash and cash equivalents	—	—	307,223
Investments
Mutual funds	13,570	—	—
Commercial Papers	2,500	—	—
Contribution to funds	—	—	1,833
Trade receivables	—	—	499,283
Other assets	—	—	35,841
Other receivables	—	—	17,474
Other financial assets
Convertible notes	9,110	—	—
Foreign exchange forward contracts	2,330	8,078	—
Equity instruments	—	29,354	—
Interest rate SWAP	852	—	—
Equity forward contract	—	558	—

	As of December 31, 2023
	FVTPL	FVTOCI	Amortized cost
Financial liabilities
Trade payables	—	—	119,477
Borrowings	—	—	159,107
Other financial liabilities (1)
Other financial liabilities related to business combinations	95,216	—	72,287
Foreign exchange forward contracts	308	3	—
Equity forward contract	—	1,167	—
Others	—	—	28
Lease liabilities	—	—	118,736
Other liabilities	—	—	896
(1) The Company recognized a put option liability for 75,813 (see note 3.13.3) related to the minority interest of GUT. Changes in the measurement of the redemption amount are recognized in the statements of changes in equity.

	As of December 31, 2022
	FVTPL	FVTOCI	Amortized cost
Financial assets
Cash and cash equivalents	—	—	292,457
Investments
Mutual funds	47,009	—	—
Contribution to funds	—	—	1,513
Bills issued by the Treasury Department of the U.S. ("T-Bills")	—	1,399	—
Trade receivables	—	—	424,810
Other assets	—	—	25,854
Other receivables	—	—	12,122
Other financial assets
Convertible notes	6,684	—	—
Foreign exchange forward contracts	552	2,957	—
Equity instruments	—	27,892	—
Interest rate SWAP	3,416	—	—
Others	—	—	6

Financial liabilities
Trade payables	—	—	91,313
Borrowings	—	—	3,699
Other financial liabilities
Foreign exchange forward contracts	2,004	1,571	—
Other financial liabilities related to business combinations	54,667	—	65,857
Put option on minority interest of Walmeric	—		9,386
Equity forward contract	—	3,886	—
Lease liabilities	—	—	135,138
Other liabilities	—	—	808

Schedule of Sensitivity Analysis for Types of Market Risk
The following tables illustrate the Company's sensitivity to increases and decreases in the U.S. dollar against the relevant foreign currency. The following sensitivity analysis includes outstanding foreign currency denominated monetary items at December 31, 2023 and adjusts their translation at the year-end for changes in U.S. dollars against the relevant foreign currency.

			Gain/(loss)
Account	Currency	Amount	% Increase	Amount	% Decrease	Amount

Net balances	Argentine pesos	6,573	30%	(1,517)	10%	730
	Australian Dollar	(16,018)	10%	1,456	10%	(1,780)
	Chilean pesos	(191)	10%	17	10%	(21)
	Colombian pesos	(49,959)	10%	4,542	10%	(5,551)
	Danish Krone	(11,052)	10%	1,005	10%	(1,228)
	Indian Rupees	(21,514)	10%	1,956	10%	(2,390)
	European Union euros	6,705	10%	(610)	10%	745
	Mexican pesos	(4,403)	10%	400	10%	(489)
	Pound sterling	(4,662)	10%	424	10%	(518)
	Uruguayan pesos	(10,131)	10%	921	10%	(1,126)
	TOTAL	(104,652)		8,594		(11,628)

Schedule of Interest Rate Swaps Outstanding
Interest rate swap contracts outstanding as of December 31, 2023 and 2022:

		Floating rate	Fixed rate	Fair value
Maturity Date	Notional	receivable	payable	assets / (liabilities)
Instruments for which hedge accounting has been discontinued
Current
March 11, 2024	15,000	SOFR	0.647%	181
March 12, 2024	20,000	SOFR	0.566%	245
April 30, 2024	25,000	SOFR	0.355%	426
Fair value as of December 31, 2023				852

Instruments for which hedge accounting has been discontinued
March 31, 2023	15,000	1month LIBOR	0.511%	155
March 11, 2024	15,000	1month LIBOR	0.647%	771
March 12, 2024	20,000	1month LIBOR	0.566%	1,045
April 30, 2024	25,000	1month LIBOR	0.355%	1,445
Fair value as of December 31, 2022				3,416

Schedule of Maturity Analysis for Non-derivative Financial Liabilities
The table below analyzes financial liabilities into relevant maturity groups based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Expected Maturity Date
	2024	2025	2026	Thereafter	Total
Trade payables	124,545	1,585	686	710	127,526
Borrowings	157,654	738	715	—	159,107
Lease liabilities	48,389	35,102	24,037	66,392	173,920
Other financial liabilities(*)	80,170	90,383	42,051	30,411	243,015
TOTAL	410,758	127,808	67,489	97,513	703,568
(*) The amounts disclosed in the line of other financial liabilities do not include foreign exchange forward contracts, equity forward contracts and 57,849 related to business combinations payments through subscription agreements.
Schedule of Financial Instruments Not Measured at Fair Value
Except as detailed in the following table, the carrying amounts of financial assets and liabilities included in the consolidated statement of financial position as of December 31, 2023 and 2022, are a reasonable approximation of fair value due to the short time of realization.

	As of December 31, 2023		As of December 31, 2022
	Carrying amount	Fair value	Carrying amount	Fair value
Non-current assets
Other receivables
Guarantee deposits	7,558	6,447	5,942	5,686
Other assets	4,088	3,486	10,657	9,780
Non-current liabilities
Trade payables	2,981	2,779	5,445	5,053
Borrowings	2,191	1,907	861	645

Schedule of Fair Value Measurement of Assets
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	13,570	—	13,570
Commercial Papers	2,500	—	—	2,500
Foreign exchange forward contracts	—	10,408	—	10,408
Convertibles notes	—	—	9,110	9,110
Equity instrument	—	—	29,354	29,354
Interest rate SWAP	—	852	—	852
Equity forward contract	—	558	—	558

Financial liabilities
Contingent consideration	—	—	95,216	95,216
Foreign exchange forward contracts	—	311	—	311
Equity forward contract	—	1,167	—	1,167

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	47,009	—	47,009
Bills issued by the Treasury Department of the U.S. ("T-Bills")	1,399	—	—	1,399
Foreign exchange forward contracts	—	3,509	—	3,509
Convertibles notes	—	—	6,684	6,684
Equity instrument	—	—	27,892	27,892
Interest rate SWAP	—	3,416	—	3,416

Financial liabilities
Contingent consideration	—	—	54,667	54,667
Foreign exchange forward contracts	—	3,575	—	3,575
Equity forward contract	—	3,886	—	3,886
(1) Mutual funds are measured at fair value through profit or loss, based on the changes of the fund's net asset value.

Schedule of Fair Value Measurement of Liabilities
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	13,570	—	13,570
Commercial Papers	2,500	—	—	2,500
Foreign exchange forward contracts	—	10,408	—	10,408
Convertibles notes	—	—	9,110	9,110
Equity instrument	—	—	29,354	29,354
Interest rate SWAP	—	852	—	852
Equity forward contract	—	558	—	558

Financial liabilities
Contingent consideration	—	—	95,216	95,216
Foreign exchange forward contracts	—	311	—	311
Equity forward contract	—	1,167	—	1,167

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	47,009	—	47,009
Bills issued by the Treasury Department of the U.S. ("T-Bills")	1,399	—	—	1,399
Foreign exchange forward contracts	—	3,509	—	3,509
Convertibles notes	—	—	6,684	6,684
Equity instrument	—	—	27,892	27,892
Interest rate SWAP	—	3,416	—	3,416

Financial liabilities
Contingent consideration	—	—	54,667	54,667
Foreign exchange forward contracts	—	3,575	—	3,575
Equity forward contract	—	3,886	—	3,886
(1) Mutual funds are measured at fair value through profit or loss, based on the changes of the fund's net asset value.

Schedule of Quantitative Information About Significant Unobservable Inputs Used in Level 3 Fair Value Measurement
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Description	Fair Value at December 31, 2023	Unobservable inputs	Range of inputs	Relationship of unobservable inputs to Fair Value
Contingent consideration	95,216	Risk adjusted discount rate	Between 3.70% and 13.3%	An increase in the discount rates by 1% would increase the fair value by $3,298 and a decrease in the discount rates by 1% would increase the fair value by $3,689

Contingent consideration	95,216	Expected revenues	Between 9,559 and 51,671	An increase in the expected revenues by 10% would increase the fair value by $13,134 and a decrease in the expected revenues by 10% would decrease the fair value by $8,754

Contingent consideration	95,216	Expected operating margin	Between 27.90% and 63.00%	An increase in the expected operating margin by 10% would increase the fair value by $2,825 and a increase in the expected operating margin by 10% would decrease the fair value by $1,879

Schedule of Reconciliation of Recurring Fair Value Measurements Within Level 3
The following table shows the reconciliation of recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	Financial Assets		Financial liabilities
	Convertible notes	Equity instrument	Contingent consideration
December 31, 2021	3,875	22,088	58,180
Fair value remeasurement (1)	—	285	(967)
Acquisition of business (1)	—	—	32,992
Acquisition of investment (3)	2,667	5,519	—
Payments (2)	—	—	(28,717)
Interests (1)	146	—	1,484
Reclassifications (1)	—	—	(5,060)
Foreign exchange difference (1)	(4)	—	(1,528)
Translation (1)	—	—	(890)
Others (1)	—	—	(827)
December 31, 2022	6,684	27,892	54,667

	Financial Assets		Financial liabilities
	Convertible notes	Equity instrument	Contingent consideration
December 31, 2022	6,684	27,892	54,667
Fair value remeasurement (1)	—	(286)	(4,227)
Acquisition of business (1)	—	—	59,062
Acquisition of investment (3)	2,367	1,748	—
Payments (2)	—	—	(24,086)
Interests (1)	59	—	3,641
Reclassifications (1)	—	—	5,736
Foreign exchange difference (1)	—	—	1,153
Translation (1)	—	—	823
Others (1)	—	—	(1,553)
December 31, 2023	9,110	29,354	95,216

(1) Non-cash transactions.
(2) Cash transactions included in investing activities, except for remeasurement of contingent considerations which are in operating activities, in the Consolidated Statement of Cash Flows.
(3) As of December 31, 2023 and 2022 the amount of 1,748 and 5,148, respectively were Cash transactions included in investing activities in the consolidated statement of cash flows.

Schedule of Hedging Instruments Outstanding
The following table detail the foreign currency forward contracts outstanding as of December 31, 2023:

Hedging instruments - Outstanding contracts

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 25, 2024	Indian Rupee	83.53	83.29	9
January 25, 2024	Indian Rupee	83.53	83.29	6
January 31, 2024	Uruguayan Peso	40.55	39.22	127
January 31, 2024	Mexican Peso	18.30	17.05	504
January 31, 2024	Colombian Peso	4,314.50	3,849.10	1,129
January 31, 2024	Colombian Peso	4,445.50	3,850.40	1,366
January 31, 2024	Chilean Peso	923.00	876.27	263
January 31, 2024	Brazilian Real	5.18	4.87	187
February 27, 2024	Indian Rupee	83.64	83.39	9
February 27, 2024	Indian Rupee	83.64	83.39	6
February 29, 2024	Uruguayan Peso	40.30	39.61	87
February 29, 2024	Mexican Peso	18.78	17.16	639
February 29, 2024	Colombian Peso	4,415.71	3,875.77	800
February 29, 2024	Chilean Peso	924.70	877.77	264
February 29, 2024	Colombian Peso	4,074.90	3,869.88	263
February 29, 2024	Colombian Peso	4,177.65	3,871.87	479
February 29, 2024	Brazilian Real	5.21	4.89	197
March 26, 2024	Indian Rupee	83.55	83.47	3
March 26, 2024	Indian Rupee	83.54	83.47	2
March 27, 2024	Mexican Peso	18.83	17.24	625
March 27, 2024	Colombian Peso	4,440.00	3,901.25	794
March 27, 2024	Chilean Peso	935.50	879.35	312
April 25, 2024	Indian Rupee	83.70	83.62	3
April 25, 2024	Indian Rupee	83.70	83.62	2
April 25, 2024	Indian Rupee	83.72	83.62	2
Fair value as of December 31, 2023				8,078

January 31, 2023	Brazilian Real	5.36	5.25	55
January 31, 2023	Chilean Peso	995.20	858.02	789
March 31, 2023	Chilean Peso	994.25	866.45	685
April 28, 2023	Colombian Peso	5,161.25	4,919.18	283
April 28, 2023	Colombian Peso	5,160.00	4,918.15	388
February 28, 2023	Chilean Peso	992.20	861.47	708
January 31, 2023	Indian Rupee	83.66	83.15	42
February 23, 2023	Indian Rupee	83.15	82.98	6
February 23, 2023	Indian Rupee	83.01	82.98	1
Fair value as of December 31, 2022				2,957

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 25, 2024	Argentine Peso	560.00	808.48	(1)
January 25, 2024	Indian Rupee	83.21	83.28	(2)
Fair value as of December 31, 2023				(3)

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 31, 2023	Colombian Peso	4,667.50	4,834.53	(486)
January 31, 2023	Indian Rupee	82.54	82.85	(26)
February 23, 2023	Indian Rupee	82.03	82.98	(11)
February 28, 2023	Colombian Peso	4,659.50	4,860.91	(580)
March 30, 2023	Colombian Peso	4,729.00	4,888.69	(452)
April 26, 2023	Indian Rupee	83.04	83.30	(9)
April 26, 2023	Indian Rupee	83.01	83.30	(7)
Fair value as of December 31, 2022				(1,571)

	Currency	Forward	Fair value assets /
Settlement date	from contracts	Price	(liabilities)
June 3, 2024	US dollars	198.85	188
June 2, 2025	US dollars	208.72	189
June 1, 2026	US dollars	219.34	181
Fair value as of December 31, 2023			558

	Currency	Forward	Fair value assets /
Settlement date	from contracts	Price	(liabilities)
June 3, 2024	US dollars	289.90	(393)
June 2, 2025	US dollars	302.36	(383)
June 1, 2026	US dollars	315.09	(391)
Fair value as of December 31, 2023			(1,167)

	Currency	Forward	Fair value
Settlement date	from contracts	Price	assets / (liabilities)
June 1, 2023	US dollars	278.24	(910)
June 1, 2023	US dollars	188.83	(71)
June 3, 2024	US dollars	289.9	(886)
June 3, 2024	US dollars	198.85	(70)
June 2, 2025	US dollars	302.36	(890)
June 2, 2025	US dollars	208.72	(75)
June 1, 2026	US dollars	315.09	(901)
June 1, 2026	US dollars	219.34	(83)
Fair value as of December 31, 2022			(3,886)